UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94704

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  Chief Executive Officer
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  April 29, 2003

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 123

Form 13F Information Table Value Total: 1,889,173

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    97060 3435738.00SH      SOLE               2114438.00        1332625.00
                                                               937 33170.00 SH       DEFINED 01           33170.00
Alexandria Real Estate Equitie COM              015271109     1133 26935.00 SH       SOLE                 14535.00          14911.00
                                                               341  8110.00 SH       DEFINED 01            8110.00
Apartment Investment & Managem COM              03748R101      588 16132.00 SH       SOLE                 16132.00
                                                               696 19090.00 SH       DEFINED 01           19090.00
Archstone-Smith Trust          COM              039583109    76094 3465101.00SH      SOLE               2145476.00        1332643.00
                                                              1027 46770.00 SH       DEFINED 01           46770.00
Arden Realty Trust             COM              039793104    62266 2745418.00SH      SOLE               1771718.00         982252.00
                                                               466 20540.00 SH       DEFINED 01           20540.00
AvalonBay Communities, Inc.    COM              053484101    56800 1539282.00SH      SOLE                915586.00         630192.00
                                                               734 19900.00 SH       DEFINED 01           19900.00
BRE Properties, Inc.           COM              05564E106      195  6633.00 SH       SOLE                  6633.00
                                                               206  7010.00 SH       DEFINED 01            7010.00
Boston Properties, Inc.        COM              101121101    49135 1296444.00SH      SOLE                663744.00         638676.00
                                                               940 24800.00 SH       DEFINED 01           24800.00
Brandywine Realty Trust        COM              105368203    20492 931446.00SH       SOLE                548946.00         384785.00
                                                               139  6340.00 SH       DEFINED 01            6340.00
CBL & Associates Properties, I COM              124830100     9350 230354.00SH       SOLE                139354.00          92527.00
                                                               279  6870.00 SH       DEFINED 01            6870.00
Camden Property Trust          COM              133131102    48320 1491360.00SH      SOLE                882730.00         612592.00
                                                               479 14780.00 SH       DEFINED 01           14780.00
CarrAmerica Realty Corp.       COM              144418100    16356 645224.00SH       SOLE                353624.00         295468.00
                                                               495 19540.00 SH       DEFINED 01           19540.00
Catellus Development Corporati COM              149111106    61289 2918530.00SH      SOLE               1790680.00        1137242.00
CenterPoint Properties Corp.   COM              151895109      273  4725.00 SH       SOLE                  4725.00
                                                               347  6010.00 SH       DEFINED 01            6010.00
Chelsea Property Group Inc.    COM              163421100    35808 961300.00SH       SOLE                766000.00         195300.00
Colonial Properties Trust      COM              195872106      164  4969.00 SH       SOLE                  4969.00
                                                               211  6390.00 SH       DEFINED 01            6390.00
Corporate Office Properties    COM              22002T108     6474 434500.00SH       SOLE                253200.00         181300.00
Cousins Properties, Inc.       COM              222795106      151  5825.00 SH       SOLE                  5825.00
                                                               183  7070.00 SH       DEFINED 01            7070.00
Crescent Real Estate Equities, COM              225756105      172 11970.00 SH       SOLE                 11970.00
                                                               211 14700.00 SH       DEFINED 01           14700.00
Developers Diversified Realty  COM              251591103      256 10583.00 SH       SOLE                 10583.00
                                                               328 13590.00 SH       DEFINED 01           13590.00
Duke Realty Corporation        COM              264411505      306 11326.00 SH       SOLE                 11326.00
                                                               372 13780.00 SH       DEFINED 01           13780.00
Equity Office Properties Trust COM              294741103    85369 3354363.00SH      SOLE               2274705.00        1093864.00
                                                               441 17309.00 SH       DEFINED 01           17309.00
Equity Residential             COM              29476L107    96644 4015128.00SH      SOLE               2683528.00        1345857.00
                                                              1463 60770.00 SH       DEFINED 01           60770.00
Essex Property Trust, Inc.     COM              297178105    38752 741661.00SH       SOLE                372051.00         373143.00
                                                               547 10460.00 SH       DEFINED 01           10460.00
Federal Realty Investment Trus COM              313747206     7454 245426.00SH       SOLE                 40426.00         208774.00
                                                               527 17340.00 SH       DEFINED 01           17340.00
General Growth Properties      COM              370021107    26911 498820.00SH       SOLE                228720.00         273864.00
                                                               916 16970.00 SH       DEFINED 01           16970.00
Glenborough Realty Trust       COM              37803P105      101  6550.00 SH       SOLE                  6550.00
                                                               134  8640.00 SH       DEFINED 01            8640.00
Home Properties of New York, I COM              437306103    48793 1469676.00SH      SOLE                769776.00         706531.00
                                                               698 21030.00 SH       DEFINED 01           21030.00
Kimco Realty Corp.             COM              49446R109      227  6461.00 SH       SOLE                  6461.00
                                                               278  7920.00 SH       DEFINED 01            7920.00
Liberty Property Trust         COM              531172104    63602 2032001.00SH      SOLE               1388201.00         649943.00
                                                               632 20190.00 SH       DEFINED 01           20190.00
Macerich Company               COM              554382101   108727 3432045.00SH      SOLE               2114195.00        1328238.00
                                                              1156 36490.00 SH       DEFINED 01           36490.00
Mack-Cali Realty Corporation   COM              554489104    17827 575626.00SH       SOLE                338826.00         236800.00
                                                               275  8890.00 SH       DEFINED 01            8890.00
New Plan Excel Realty          COM              648053106      281 14323.00 SH       SOLE                 14323.00
                                                               338 17250.00 SH       DEFINED 01           17250.00
PS Business Pks Inc. CA Com    COM              69360J107      123  4126.00 SH       SOLE                  4126.00
                                                               152  5110.00 SH       DEFINED 01            5110.00
Pan Pacific Retail Properties, COM              69806L104    82388 2176687.00SH      SOLE               1295187.00         889059.00
                                                              1034 27310.00 SH       DEFINED 01           27310.00
Post Properties, Inc.          COM              737464107     8052 333400.00SH       SOLE                270300.00          63100.00
Prentiss Property Trust        COM              740706106    42359 1563054.00SH      SOLE               1093414.00         474439.00
                                                               346 12760.00 SH       DEFINED 01           12760.00
ProLogis                       COM              743410102    81236 3208387.00SH      SOLE               1920997.00        1301301.00
                                                              1368 54010.00 SH       DEFINED 01           54010.00
Regency Centers Corp           COM              758849103    12754 387066.00SH       SOLE                 66566.00         324712.00
                                                               591 17930.00 SH       DEFINED 01           17930.00
SL Green Realty Corp           COM              78440X101    50969 1667833.00SH      SOLE               1164683.00         508483.00
                                                               395 12940.00 SH       DEFINED 01           12940.00
Simon Property Group, Inc.     COM              828806109   143872 4015411.00SH      SOLE               2345411.00        1684280.00
                                                              2074 57890.00 SH       DEFINED 01           57890.00
The Rouse Company              COM              779273101    29658 858408.00SH       SOLE                419908.00         442287.00
                                                               709 20520.00 SH       DEFINED 01           20520.00
United Dominion Realty Trust   COM              910197102    63790 3991873.00SH      SOLE               2340953.00        1665960.00
                                                               893 55900.00 SH       DEFINED 01           55900.00
Ventas, Inc.                   COM              92276F100     2240 193100.00SH       SOLE                193100.00
Vornado Realty Trust           COM              929042109    98782 2759260.00SH      SOLE               1833810.00         934985.00
                                                              1461 40810.00 SH       DEFINED 01           40810.00
Washington Real Estate Investm COM              939653101      108  4160.00 SH       SOLE                  4160.00
                                                               141  5440.00 SH       DEFINED 01            5440.00
Weingarten Realty Investors    COM              948741103     3473 88791.00 SH       SOLE                 19591.00          69200.00
                                                               343  8765.00 SH       DEFINED 01            8765.00
ALEXANDRIA RE Eq., Inc. PFD SE PFD              015271208     5160 200000.00SH       SOLE                                  200000.00
AMB PPTYS PFD SER A 8.5%       PFD              00163T208     8185 316009.00SH       SOLE                                  316009.00
AMLI Residential PPTYS PFD SER PFD                           20000 800000.00SH       SOLE                                  800000.00
AVALONBAY COMMUN PFD SER H 8.7 PFD              053484705     1274 45500.00 SH       SOLE                                   45500.00
BRE PROPERTIES PFD SER B 8.08% PFD              05564E403     6626 253400.00SH       SOLE                                  253400.00
CARRAMERICA RLTY PFD SER B 8.5 PFD              144418209      964 38027.00 SH       SOLE                                   38027.00
CARRAMERICA RLTY PFD SER C 8.5 PFD              144418407     3562 141000.00SH       SOLE                                  141000.00
CARRAMERICA RLTY PFD SER D 8.4 PFD              144418506      399 15800.00 SH       SOLE                                   15800.00
CBL & ASSOCIATES PPTYS PFD SER PFD              124830308    10620 200000.00SH       SOLE                                  200000.00
CENTERPOINT PPTYS PFD SER A 8. PFD              151895208     5470 215700.00SH       SOLE                                  215700.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591608     3279 131000.00SH       SOLE                                  131000.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591830     7007 280300.00SH       SOLE                 10300.00         270000.00
                                                               367 14700.00 SH       DEFINED 01           14700.00
DUKE REALTY CORP PFD SER B 7.9 PFD              264411885     5088 101500.00SH       SOLE                                  101500.00
EQUITY OFFICE PPTYS PFD SER C  PFD              294741608     5572 218700.00SH       SOLE                                  218700.00
EQUITY OFFICE PPTYS PFD SER E  PFD              294741707     2858 113200.00SH       SOLE                                  113200.00
EQUITY OFFICE PPTYS PFD SER F  PFD              294741806     3153 125600.00SH       SOLE                                  125600.00
EQUITY OFFICE PPTYS PFD SER G  PFD              294741871    12630 480400.00SH       SOLE                 33600.00         446800.00
                                                              1288 49000.00 SH       DEFINED 01           49000.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L305     5356 199940.00SH       SOLE                                  199940.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L503     1299 47400.00 SH       SOLE                                   47400.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L792      450 18000.00 SH       SOLE                                   18000.00
FEDERAL REALTY PFD SER B 8.5%  PFD              313747503     8300 314399.00SH       SOLE                                  314399.00
Home PPTYS of NY, Inc PFD Ser  PFD                           27665 250000.00SH       SOLE                                  250000.00
MILLS CORP PFD SER C 9%        PFD              601148307     5354 207100.00SH       SOLE                  7100.00         200000.00
                                                               251  9700.00 SH       DEFINED 01            9700.00
PROLOGIS TRUST PFD SER C 8.54% PFD              743410409    10075 186580.00SH       SOLE                                  186580.00
PROLOGIS TRUST PFD SER D 7.92% PFD              743410508     7110 282800.00SH       SOLE                                  282800.00
PROLOGIS TRUST PFD SER E 8.75% PFD              743410607     2980 115500.00SH       SOLE                                  115500.00
SIMON PPTYS PFD SER F 8.75%    PFD              828806604     6749 256122.00SH       SOLE                                  256122.00
SIMON PPTYS PFD SER G 7.89%    PFD              828806505    14391 280800.00SH       SOLE                                  280800.00
TAUBMAN CENTERS PFD SER A 8.3% PFD              876664202     1281 52700.00 SH       SOLE                                   52700.00
VORNADO REALTY TRUST PFD Ser B PFD              929042307     4608 180700.00SH       SOLE                                  180700.00
VORNADO REALTY TRUST PFD Ser C PFD              929042406     7328 289400.00SH       SOLE                                  289400.00